Securities Classified as Available-for-Sale with Unrealized Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	$ 62,294,460	$ 21,769,065
Fair Value, Losses 12 Months or More	9,661,441	40,990,033
Fair Value, Total	71,955,901	62,759,098
Gross Unrealized Losses, Losses less than 12 Months	461,761	82,478
Gross Unrealized Losses, Losses 12 Months or More	1,584,831	1,991,238
Gross Unrealized Losses, Total	2,046,592	2,073,716
Obligations of U.S. government agencies
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	4,975,580	5,510,325
Fair Value, Losses 12 Months or More	0	3,451,215
Fair Value, Total	4,975,580	8,961,540
Gross Unrealized Losses, Losses less than 12 Months	12,565	16,481
Gross Unrealized Losses, Losses 12 Months or More	0	37,069
Gross Unrealized Losses, Total	12,565	53,550
Tax-exempt and taxable obligations of states and municipal subdivisions
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	12,762,528	9,191,726
Fair Value, Losses 12 Months or More	3,049,129	10,667,122
Fair Value, Total	15,811,657	19,858,848
Gross Unrealized Losses, Losses less than 12 Months	50,055	28,694
Gross Unrealized Losses, Losses 12 Months or More	53,336	158,904
Gross Unrealized Losses, Total	103,391	187,598
Mortgage-backed securities
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	36,024,587	156,589
Fair Value, Losses 12 Months or More	2,507,036	19,319,269
Fair Value, Total	38,531,623	19,475,858
Gross Unrealized Losses, Losses less than 12 Months	370,514	5,207
Gross Unrealized Losses, Losses 12 Months or More	54,586	235,598
Gross Unrealized Losses, Total	425,100	240,805
Corporate obligations
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	8,531,765	6,910,425
Fair Value, Losses 12 Months or More	3,144,333	6,580,925
Fair Value, Total	11,676,098	13,491,350
Gross Unrealized Losses, Losses less than 12 Months	28,627	32,096
Gross Unrealized Losses, Losses 12 Months or More	1,182,369	1,275,686
Gross Unrealized Losses, Total	1,210,996	1,307,782
Other
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	0	0
Fair Value, Losses 12 Months or More	960,943	971,502
Fair Value, Total	960,943	971,502
Gross Unrealized Losses, Losses less than 12 Months	0	0
Gross Unrealized Losses, Losses 12 Months or More	294,540	283,981
Gross Unrealized Losses, Total	$ 294,540	$ 283,981